Related party transactions (Details) - USD ($) $ in Thousands		7 Months Ended	12 Months Ended
		Aug. 12, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Time charter revenues			$ 91,107	$ 57,465	$ 22,227
OPERATING EXPENSES
Vessel operating expenses			(16,080)	(9,679)	(6,197)
Financial (income) expense
Interest income from joint ventures and demand note			857	7,568	4,959
Interest expense and commitment fees			(25,178)	(17,770)	(9,665)
Total		$ (11,941)	41,377	41,279	1,314
Hoegh LNG and Subsidiaries [Member]
Revenues
Time charter revenues	[1]		0	0	13,269
OPERATING EXPENSES
Vessel operating expenses	[2]		(13,416)	(6,505)	(5,297)
Hours, travel expenses and overhead	[3],[4]		(3,174)	(2,002)	(2,016)
Allocated administrative expenses	[5]		0	0	(4,723)
Construction contract expense: supervision cost	[6]		0	0	(761)
Construction contract expense: capitalized interest	[7]		0	0	(690)
Financial (income) expense
Interest income from joint ventures and demand note	[8]		827	7,568	4,959
Interest expense and commitment fees	[9]		(5,071)	(2,151)	(998)
Total			26,907	9,485	3,743
Hoegh Gallant [Member]
Revenues
Time charter revenues	[10]		$ 47,741	$ 12,575	$ 0

[1]	Time charter and construction contract revenues indemnified by Höegh LNG: Höegh LNG made payments of $6.5 million and $6.7 million for September and October 2014 invoices, respectively, for hire rate payments not received for the PGN FSRU Lampung pursuant to its agreement to indemnify the Partnership under the omnibus agreement. Refer to “Indemnifications” below and note 20. For the year ended December 31, 2014, revenue was recognized for the full amount of these payments.
[2]	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
[3]	Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units.
[4]	Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
[5]	Allocated administrative expenses: As described in note 2. b. until the closing of the IPO on August 12, 2014, administrative expenses of Höegh LNG that could not be attributed to a specific vessel or project based upon the time-write system were allocated to the consolidated and combined carve-out income statement based on the number of vessels, newbuildings and certain business development projects of Höegh LNG. For the period from January 1, 2014 to August 12, 2014, the allocated expenses also include cost incurred in preparation for the IPO.
[6]	Supervision cost: Höegh LNG Fleet Management AS managed the construction process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, were capitalized as part of the construction contract expense for the Mooring.
[7]	Interest expense capitalized from Höegh LNG and affiliates: Höegh LNG and its affiliates have provided funding for the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.
[8]	Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. For the years ended December 31, 2015 and 2014, interest income also included interest on the $140 million demand note due from Höegh LNG and which was cancelled as part of the acquisition of the Höegh Gallant as of October 1, 2015.
[9]	Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit to finance part of the Höegh Gallant acquisition which incurs interest expense.
[10]	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.